UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-73600

                                  Monetta Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60189-8133
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60189-8133
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
                                                           --------------

                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: March 31, 2009
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS



MONETTA TRUST - YOUNG INVESTOR FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2009


<CAPTIONS>


COMMON STOCK - 50.6%
NUMBER OF SHARES                                                                MARKET VALUE


Airlines - 2.6%
     *2,000   AMR Corp.                                                               $6,380
     *1,000   Continental Airlines, Inc. - CL B                                        8,810
                                                                              --------------
                                                                                      15,190
Apparel - 1.6%
        200   Nike, Inc. - CL B                                                        9,378

Banks - 2.1%
      1,800   Bank of America Corp.                                                   12,276

Beverages - 1.4%
        185   The Coca-Cola Co.                                                        8,131

Commercial Services - 4.1%
         75   MasterCard, Inc. - CL A                                                 12,561
        200   Visa, Inc. - CL A                                                       11,120
                                                                              --------------
                                                                                      23,681
Computers - 3.6%
       *200   Apple, Inc.                                                             21,024

Cosmetics/Personal Care - 1.1%
        140   Proctor & Gamble Co.                                                     6,593

Food - 1.5%
        400   Kraft Foods, Inc. - CL A                                                 8,916

Home Builders - 2.5%
      1,500   D.R. Horton, Inc.                                                       14,550

Internet - 7.4%
       *200   Amazon.com, Inc.                                                        14,688
        *60   Google, Inc. - CL A                                                     20,883
       *600   Yahoo! Inc.                                                              7,686
                                                                              --------------
                                                                                      43,257
Machinery-Construction & Mining - 1.5%
        300   Caterpillar, Inc.                                                        8,388

Media - 5.4%
    *13,000   Sirius Satellite Radio, Inc.                                             4,550
      1,500   The Walt Disney Co.                                                     27,240
                                                                              --------------
                                                                                      31,790
Miscellaneous Manufacturing - 1.7%
      1,000   General Electric Co.                                                    10,110

Retail - 11.3%
       *200   Chipotle Mexican Grill, Inc. - CL A                                     13,276
       *250   Kohl's Corp.                                                            10,580
        300   McDonald's Corp.                                                        16,371
        300   Target Corp.                                                            10,317
        300   Wal-Mart Stores, Inc.                                                   15,630
                                                                              --------------
                                                                                      66,174
Toys/Games/Hobbies - 2.8%
        300   Hasbro, Inc.                                                             7,521
       *325   Marvel Entertainment, Inc.                                               8,628
                                                                              --------------
                                                                                      16,149
                                                                              --------------
TOTAL COMMON STOCK
  (COST $345,044)(a)                                                                 295,607

EXCHANGE TRADED FUNDS - 47.8%
NUMBER OF SHARES
        415   iShares S&P 100 Index Fund                                              15,658
        300   iShares S&P 500 Index Fund                                              23,886
        595   iShares S&P 500 Growth Index Fund                                       24,907
      1,600   SPDR Trust Series 1                                                    127,104
      1,000   Ultra S&P 500 ProShares                                                 19,730
        600   Vanguard Growth ETF                                                     22,416
        650   Vanguard Large-Cap ETF                                                  23,413
        650   Vanguard Value ETF                                                      22,009
                                                                              --------------

TOTAL EXCHANGE TRADED FUNDS                                                          279,123
  (COST $439,483)(a)

                                                                              --------------
TOTAL INVESTMENTS - 98.4%                                                            574,730
  (COST $784,527)(a)

OTHER ASSETS LESS LIABILITIES - 1.6%                                                   9,473
                                                                              --------------

TOTAL ASSETS - 100%                                                                 $584,203
                                                                              ==============






(a) Cost is for book and tax purposes is $784,527; the aggregate gross unrealized appreciation is $7,871 and the aggregate gross unrealized depreciation is $217,668, resulting in net unrealized depreciation of $209,797.

*  Non-income producing security.



MONETTA TRUST - MID-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2009


<CAPTIONS>



COMMON STOCK - 87.9%
NUMBER OF SHARES                                                                 MARKET VALUE

Airlines -  4.8%
     *13,000   AMR Corp.                                                              $41,470
     *10,000   Delta Air Lines, Inc.                                                   56,300
                                                                               --------------
                                                                                       97,770
Banks - 2.7%
       8,000   Bank of America Corp.                                                   54,560

Biotechnology - 3.6%
      *2,000   Illumina, Inc.                                                          74,480

Chemicals - 5.6%
         900   CF Industries Holdings, Inc.                                            64,017
       1,200   FMC Corp.                                                               51,768
                                                                               --------------
                                                                                      115,785
Commercial Services - 2.6%
      *2,500   Quanta Services, Inc.                                                   53,625

Computers - 5.1%
      *1,000   Apple, Inc.                                                            105,120

Diversified Financial Services - 3.1%
      25,000   Citigroup, Inc.                                                         63,250

Energy-Alternate Sources - 3.2%
        *500   First Solar, Inc.                                                       66,350

Engineering & Construction - 5.2%
      *3,000   Foster Wheeler Ltd.                                                     52,410
      *1,400   Jacobs Engineering Group, Inc.                                          54,124
                                                                               --------------
                                                                                      106,534
Home Builders - 3.5%
       7,500   D.R. Horton, Inc.                                                       72,750

Internet - 4.3%
        *500   Baidu.com, Inc. - SP ADR (b)                                            88,300

Iron/Steel - 1.6%
       1,600   United States Steel Corp.                                               33,808

Machinery-Construction & Mining - 3.7%
       5,000   Bucyrus Int'l, Inc. - CL A                                              75,900

Machinery-Diversified - 4.4%
       1,600   Flowserve Corp.                                                         89,792

Metal Fabricate/Hardware - 3.7%
       6,500   Commercial Metals Co.                                                   75,075

Oil & Gas - 11.6%
         500   Diamond Offshore Drilling, Inc.                                         31,430
      *4,800   Petrohawk Energy Corp.                                                  92,304
      *2,500   Southwestern Energy Co.                                                 74,225
      *1,100   Ultra Petroleum Corp.                                                   39,479
                                                                               --------------
                                                                                      237,438
Oil & Gas Services - 3.5%
      *2,500   National-Oilwell Varco, Inc.                                            71,775

Pharmaceuticals - 1.6%
       2,500   Mylan Laboratories, Inc.                                                33,525

Retail - 5.4%
      *2,000   Aeropostale, Inc.                                                       53,120
       1,600   Ross Stores, Inc.                                                       57,408
                                                                               --------------
                                                                                      110,528
Semiconductors - 3.6%
      *4,500   MEMC Electronic Materials, Inc.                                         74,205

Software - 5.1%
      *1,000   Allscripts-Misys Healthcare Solutions, Inc.                             10,290
      *4,000   VMWare, Inc.                                                            94,480
                                                                               --------------
                                                                                      104,770
                                                                               --------------

TOTAL COMMON STOCK                                                                  1,805,340
  (COST $1,824,570)(a)


EXCHANGE TRADED FUNDS - 8.6%
NUMBER OF SHARES
      10,000   Financial Select Sector SPDR Fund                                       88,100
       4,500   Ultra S&P 500 ProShares                                                 88,785
                                                                               --------------

TOTAL EXCHANGE TRADED FUNDS                                                           176,885
  (COST $192,176)(a)


MUTUAL FUNDS - 6.3%
NUMBER OF SHARES
      12,985   AIM Liquid Assets Portfolio - Institutional Class                       12,985
     116,514   Fidelity Money Market Portfolio - Class Select                         116,514
                                                                               --------------

TOTAL MUTUAL FUNDS                                                                    129,499
  (COST $129,499)(a)

                                                                               --------------
TOTAL INVESTMENTS - 102.8%                                                          2,111,724
  (COST $2,146,245)(a)

OTHER ASSETS LESS LIABILITIES - (2.8%)                                                (57,593)

                                                                               --------------

TOTAL ASSETS - 100%                                                                $2,054,131
                                                                               ==============






(a) Cost for book and tax purposes is $2,146,245; the aggregate gross unrealized appreciation is $167,449 and the aggregate gross unrealized depreciation is $201,970, resulting in net unrealized drpreciation of $34,521.

(b) American Depository Receipt (ADR)

*  Non-income producing security.




MONETTA TRUST - INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2009


<CAPTIONS>


CORPORATE BONDS - 61.5%
PRINCIPAL AMOUNT                                            MATURITY DATE         MARKET VALUE

Auto - 0.5%
    25,000   Daimler Finance NA LLC 5.900%                     08/15/11                $20,889

Banks - 3.9%
    50,000   BankAmerica Institutional - A 8.070%              12/31/26                 21,142
   100,000   Goldman Sachs Group, Inc. 5.625%                  01/15/17                 78,012
    86,000   Unionbancal Corp. 5.250%                          12/16/13                 71,371
                                                                                --------------
                                                                                       170,525
Beverages-Non-alcoholic - 4.7%
   200,000   Pepsico, Inc. 5.000%                              06/01/18                207,301

Chemicals - 2.3%
   100,000   PPG Industries, Inc. 7.400%                       08/15/19                103,302

Diversified Financial Services - 1.9%
   100,000   Morgan Stanley 4.750%                             04/01/14                 81,844

Electric - 7.4%
   100,000   Exelon Generation Co. LLC 6.950%                  06/15/11                102,160
    75,000   Pepco Holdings, Inc. 6.450%                       08/15/12                 75,098
   150,000   Westar Energy, Inc. 7.125%                        08/01/09                150,142
                                                                                --------------
                                                                                       327,400
Energy - 3.8%
   100,000   Chesapeake Energy Corp. 6.625%                    01/15/16                 83,750
   100,000   Chesapeake Energy Corp. 7.250%                    12/15/18                 82,625
                                                                                --------------
                                                                                       166,375
Finance - 12.2%
    75,000   Associates Corp. NA 8.550%                        07/15/09                 74,475
   200,000   Caterpillar Financial Services Corp. 7.150%       02/15/19                183,242
   100,000   General Electric Capital Corp. 5.650%             06/09/14                 94,740
   100,000   John Deere Capital Corp. 4.000%                   03/15/11                 99,947
  *205,000   Lehman Brothers Holdings 7.530%**                 02/09/17                 25,625
   *30,000   Lehman Brothers Holdings 4.000%**                 04/16/19                  3,975
    35,000   SLM Corp. 5.125%                                  08/27/12                 18,872
    65,000   SLM Corp. 5.375%                                  01/15/13                 35,693
                                                                                --------------
                                                                                       536,569
Insurance - 10.8%
   100,000   CNA Financial Corp. 6.950%                        01/15/18                 70,354
    72,000   GE Global Insurance Holdings 7.500%               06/15/10                 70,643
   200,000   Hartford Life Insurance 5.500%                    05/15/17                110,760
    30,000   Principal Life, Inc. 0.04500%**                   10/01/14                 19,036
   150,000   Protective Life Secured Trusts 5.450%             09/28/12                141,455
    75,000   Reinsurance Group of America 6.750%               12/15/11                 65,319
                                                                                --------------
                                                                                       477,567
Mortgage/Asset Backed - 0.1%
     4,399   Bear Stearns Commercial Mortgage
               Securities, Inc. 6.440%                         06/16/30                  4,389


Pharmaceuticals - 2.4%
   100,000   Pfizer, Inc. 6.200%                               03/15/19                106,771

Telephone - 8.7%
   100,000   AT&T Corp. 7.300%                                 11/15/11                107,515
   125,000   Deutsche Telekom Int'l Finance 8.500%             06/15/10                130,610
   135,000   France Telecom 7.750%                             03/01/11                144,648
                                                                                --------------
                                                                                       382,773
Wireless Equipment - 2.8%
   100,000   Motorola Inc. 7.500%                              05/15/25                 65,424
    75,000   Qwest Corp. 7.500%                                06/15/23                 58,567
                                                                                --------------
                                                                                       123,991

                                                                                --------------
TOTAL CORPORATE BONDS                                                                2,709,696
  (COST $3,086,519)(a)


EXCHANGE TRADED FUNDS - 2.5%
NUMBER OF SHARES
     1,000   ProShares UltraShort Lehman 7 ETF                                          52,030
     2,000   SPDR Barclays Capital High Yield Bond ETF                                  58,880
                                                                                --------------

TOTAL EXCHANGE TRADED FUNDS                                                            110,910
  (COST $120,364)(a)


U.S. GOVERNMENT AGENCIES - 8.8%
PRINCIPAL AMOUNT

   350,000   Private Export Funding 5.685%                     05/15/12                388,053

                                                                                --------------
TOTAL U.S. GOVERNMENT AGENCIES                                                         388,053
  (COST $361,909)(a)

MUNICIPAL BONDS - 8.3%
PRINCIPAL AMOUNT
    25,000   Dallas Fort Worth Texas Int'l
               Airport Revenue 6.000%                          11/01/28                 24,631
   100,000   Dallas Fort Worth Texas Int'l
               Airport Revenue 5.000%                          11/01/10                100,876
   170,000   New York State Housing Finance
               Agency Revenue 4.350%                           11/01/10                170,044
    20,000   SA Energy Acquisition Public
               Facility Corp. 5.500%                           08/01/19                 16,267
    50,000   Wisconsin Public Power 5.250%                     07/01/09                 50,501

                                                                                --------------
TOTAL MUNICIPAL BONDS                                                                  362,319
  (COST $357,438)(a)


MUTUAL FUNDS - 18.4%
NUMBER OF SHARES

    79,591   AIM Liquid Assets Portfolio - Institutional Class                          79,591
   230,000   Fidelity Money Market Portfolio - Class Select                            230,000
   500,000   Monetta Gov't Money Market Fund (b)                                       500,000

                                                                                --------------
TOTAL MUTUAL FUNDS                                                                     809,591
  (COST $809,591)(a)


TREASURY NOTES - 6.5%
PRINCIPAL AMOUNT

   240,000   U.S. Treasury Note 5.125%                         05/15/16                286,388

                                                                               ---------------
TOTAL TREASURY NOTES                                                                   286,388
  (COST $242,688)(a)

                                                                               ---------------
TOTAL INVESTMENTS - 106.0%                                                           4,666,957
  (COST $4,978,509)(a)

OTHER ASSETS LESS LIABILITIES - (6.0%)                                                (262,770)

                                                                                 --------------

TOTAL ASSETS - 100%                                                                 $4,404,187
                                                                                 ==============







(a) Cost for book and tax purposes is $4,978,509; the aggregate gross unrealized appreciation is $107,213 and aggregate gross unrealized depreciation is $418,765, resulting in net unrealized depreciation of $311,552.

(b)  Affiliated fund.

**   Rates in effect at March 31, 2009.




MONETTA TRUST - GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2009


<CAPTIONS>


                                                                       MATURITY DATE             VALUE

FEDERAL HOME LOAN BANK - 38.8%
PRINCIPAL AMOUNT

  800,000   Federal Home Loan Bank 0.37100%                               04/16/09            $799,876
  740,000   Federal Home Loan Bank 0.32000%                               06/08/09             739,553
  400,000   Federal Home Loan Bank 0.35000%                               05/04/09             399,872
  500,000   Federal Home Loan Bank 0.03300%                               05/14/09             499,803
  500,000   Federal Home Loan Bank 0.43600%                               12/23/09             499,685
  500,000   Federal Home Loan Bank 0.50600%                               01/19/10             499,315
                                                                                        --------------
                                                                                             3,438,104

FEDERAL HOME LOAN MORTGAGE CORP. - 32.3%
PRINCIPAL AMOUNT
1,925,000   Federal Home Loan Mortgage Corp. 0.45250%                     09/28/09           1,923,978
  935,000   Federal Home Loan Mortgage Corp. 0.45125%                     12/16/09             933,807
                                                                                        --------------
                                                                                             2,857,785

FEDERAL NATIONAL MORTGAGE ASSOC. - 27.8%
PRINCIPAL AMOUNT
  600,000   Federal National Mortgage Assoc. 7.2500%                      01/15/10             629,082
  725,000   Federal National Mortgage Association 0.32000%                06/01/09             724,607
1,105,000   Federal National Mortgage Association 0.30000%                06/15/09           1,104,256
                                                                                        --------------
                                                                                             2,457,945

                                                                                        --------------
TOTAL U.S. GOVERNMENT AGENCIES                                                               8,753,834
  (COST $ 8,753,834)(a)


MUTUAL FUNDS - 0.9%
NUMBER OF SHARES

   80,909   Fidelity Government Portfolio - Institutional                                       80,909

                                                                                        --------------
TOTAL MUTUAL FUNDS                                                                              80,909
  (COST $80,909)(a)

                                                                                        --------------
TOTAL INVESTMENTS - 99.8%                                                                    8,834,743
  (COST $8,834,743)(a)

OTHER ASSETS LESS LIABILITIES - 0.2%                                                            14,812
                                                                                        --------------

TOTAL ASSETS - 100%                                                                         $8,849,555
                                                                                        ==============







(a) Cost is identical for book and tax purposes.

Various inputs are used in determining the value of the funds' investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securites;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, however, since the value is not obtained from a quoted market price in an active market, such securities are reflected as Level 2.


The following table summarizes the inputs used, as of March 31, 2009, in valuing the respective funds' assets carried at fair market value:


                                  INVESTMENTS IN SECURITIES (Unaudited)
FUND                              LEVEL 1        LEVEL 2       LEVEL 3   TOTAL


YOUNG INVESTOR FUND               $   574,730    $          0  $ 0       $    574,730
MID-CAP EQUITY FUND               $ 1,982,225    $    129,499  $ 0       $  2,111,724
INTERMEDIATE BOND FUND            $   110,910    $  4,556,047  $ 0       $  4,666,957
GOV'T MONEY MARKET FUND           $         0    $  8,834,743  $ 0       $  8,834,743


ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures
    (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 21, 2009
    ----------------------------------------------------------------------------



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 21, 2009
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 21, 2009
    ----------------------------------------------------------------------------



By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 21, 2009
    ----------------------------------------------------------------------------